POST-EMPLOYMENT BENEFIT (Tables)	12 Months Ended
Dec. 31, 2023
POST-EMPLOYMENT BENEFIT
Summary of Post-employment Benefits
	Consolidated
	12/31/2023	12/31/2022
Defined contribution
Futura II	333	332
Defined benefit
Futura	175,150	127,351
Health Insurance	442,164	448,157
	617,314	575,508
	617,647	575,840

Summary of Defined Benefit Obligation and Fair Value of Plan Assets

Details of the present value of the defined benefit obligation and the fair value of plan assets are as follows:

	12/31/2023	12/31/2022	12/31/2021
Actuarial obligation at beginning of the year	1,097,982	1,161,693	1,249,156
Current service cost	157	219	487
Cost of past services	—	319	—
Interest on actuarial obligation	107,057	98,343	88,299
Early settlement in the plan	—	(3,081)	—
Actuarial (gain) loss arising from financial assumptions	62,807	(88,709)	(183,159)
Actuarial loss (gain) arising from experience adjustment	(62,889)	14,319	77,111
Actuarial gains arising from demographic assumptions	22,116
Benefit payments	(85,389)	(85,121)	(70,201)
Actuarial obligation at the end of the year	1,141,841	1,097,982	1,161,693

Fair value of plan assets at the beginning of the year	(522,474)	(492,408)	(520,608)
Interest income	(49,720)	(42,224)	(35,809)
Return on investments in the year (excluding interest income)	2,443	11,405	24,143
Early settlement in the plan	—	3,698	—
Employer contributions	(40,278)	(87,945)	(30,336)
Benefit payments	85,502	85,000	70,202
Fair value of plan assets at the end of the year	(524,527)	(522,474)	(492,408)

Net defined benefit liability	617,314	575,508	669,285

Summary of Expense Recognized in Profit or Loss

The total expense recognized in the financial results is as follows:

	12/31/2023	12/31/2022	12/31/2021
Current service cost	(157)	(219)	(487)
Interest on actuarial obligation	(57,337)	(56,119)	(52,490)
	(57,494)	(56,338)	(52,977)

Summary of Amount Recognised as Accumulated Other Comprehensive Income

Total amount recognized as accumulated other comprehensive income:

	12/31/2023	12/31/2022	12/31/2021
Accumulated at the beginning of the year	204,788	141,803	59,904
Actuarial gain (loss) arising from financial assumptions	(62,807)	88,709	183,156
Actuarial (loss) gain arising from experience adjustment	62,889	(14,319)	(77,112)
Actuarial loss arising from demographic assumptions	(22,116)	—	—
Return on investments in the year (excluding interest income)	(2,443)	(11,405)	(24,145)
Accumulated at the end of the year	180,311	204,788	141,803

Summary of Plan Assets	The plan's assets consist of the following:
	12/31/2023		12/31/2022
	Value	%	Value	%
Fixed income	523,743	100.00%	496,950	95.28%
Others	—	—	24,618	4.72%
	523,743	100.00%	521,568	100.00%

Summary of Assumptions to Determine Defined Benefit Obligations

The following are the primary assumptions used to determine the Company's and its subsidiaries' benefit obligations:

	Futura		Health insurance
	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Discount rate	9.29%	10.03%	10.12% p.a.	10.45%
Inflation rate	3.50%	3.50%	4.50% p.a.	4.25%
Future salary increases	N/A	N/A	N/A	N/A
Morbidity (aging factor)	N/A	N/A	3.00%	3.00%
Future pension increases	3.50%	3.50%	3.00% p.a.	3.00%
Overall mortality (segregated by sex)	N/A	N/A	AT-2000(smoothed in 10%)	AT-2000
Disability mortality	N/A	N/A	IAPB-1957	IAPB-1957
Entry into disability (modified)	N/A	N/A	UP-84 modified	UP-84 modified
Turnover	N/A	N/A	0.60/ (service time +1)	0.60/ (service time +1)

Summary of Changes in Discount Rate

Changes in the discount rate to the date of the financial position is one of the relevant actuarial assumptions, while other assumptions are maintained, as it impacts the defined benefit obligation as shown below:

	Discount rate
	Increase 0.50%	Reduction (0.50)%
Futura	672,044	727,827
Health insurance	(23,123)	20,998